Other current operating assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Operating Assets and Liabilities

(CHF in millions)	12/31/2024	12/31/2023

Prepaid expenses	29.0	20.8
Indirect taxes (VAT/GST) receivables	45.4	26.6
Prepaid gift cards	13.0	6.2
Other current operating assets	26.3	7.5
Other current operating assets	113.7	61.2

(CHF in millions)	12/31/2024	12/31/2023

Accrued expenses	184.4	81.2
Accrued personnel expenses	17.1	20.0
Indirect taxes (VAT/GST) payables	42.5	24.0
Social security payables	17.1	6.7
Other payables	25.4	16.5
Other current operating liabilities	12.8	8.0
Other current operating liabilities	299.3	156.4